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                 [SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]


                                  March 8, 1999


            STEPHEN E. ROTH
      DIRECT LINE: (202) 383-0158
       Internet: sroth@sablaw.com



VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:    The Sage Variable Annuity Account A - File No. 333-43329

Commissioners:

              On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in Pre-Effective Amendment No. 2 dated January 28, 1999 to the above-captioned registration statement. The text of the registrant's Pre-Effective Amendment No. 2 was filed electronically via EDGAR.

              If you have any questions regarding this certification, please call the undersigned at (202) 383-0158 or Pamela Ellis at (202) 383-0566.

                                                       Sincerely,


                                                       /s/ STEPHEN E. ROTH

                                                       Stephen E. Roth

cc:         James F. Bronsdon
            Pamela K. Ellis